Basis of Presentation and General Information - Risk Concentration (Table) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Voyage revenues
Concentration of Risk [Line Items]
Concentration of Risk	10.00%
Charterer A
Concentration of Risk [Line Items]
Concentration of Risk	4.00%	12.00%	13.00%
Charterer B
Concentration of Risk [Line Items]
Concentration of Risk	3.00%	12.00%	34.00%